SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Total [Member]
Revenues:
Total revenue	$ 704,001	$ 506,244
Revenue percentages	100.00%	100.00%
Revenue change percentage		39.00%
Revenue Segment [Member]
Revenues:
Subscription software and services	$ 587,851	$ 403,575
Subscription software and services, percentage	84.00%	80.00%
Subscription software and services, change percentages		46.00%
Professional services and other	$ 116,150	$ 102,669
Professional services and other, percentage	16.00%	20.00%
Professional services and other, change percentages		13.00%